Consolidated Statements of Comprehensive Income (Loss) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement of Income and Comprehensive Income
Net loss	$ (48,343)	$ (183,190)
Items that will not be reclassified to the consolidated statement of income (loss)
Changes in fair value of financial assets at fair value through other comprehensive income	5,915	(43,486)
Income tax effect	753	4,324
Share of other comprehensive loss of associates	(3,306)	(1,368)
Items that may be reclassified to the consolidated statement of income (loss)
Currency translation adjustments	(15,596)	49,904
Reclassification to the statements of income (loss) of the other comprehensive income, net of income tax	(1,136)	(294)
Share of other comprehensive loss of associates	(3,489)	0
Other comprehensive (loss) income	(16,859)	9,080
Comprehensive loss	(65,202)	(174,110)
Comprehensive (loss) income attributable to Osisko Gold Royalties Ltd's shareholders:
From continuing operations	(65,202)	88,988
From discontinued operations	0	(204,039)
Comprehensive loss attributable to:
Osisko Gold Royalties Ltd's shareholders	(65,202)	(115,051)
Non-controlling interests	$ 0	$ (59,059)